Aberdeen Investment Funds

Supplement dated November 12, 2014 to the Statutory Prospectus and Statement of Additional Information, each dated March 3, 2014, as supplemented to date

1.                                      Transition of Transfer Agency Services

On September 18, 2014, the Board of Trustees of Aberdeen Investment Funds (the “Trust”) approved Boston Financial Data Services (“BFDS”) as the transfer agent of each Fund.  The transition of transfer agency services to BFDS from U.S. Bancorp Fund Services, LLC, the current transfer agent, is expected to occur during the first quarter of 2015.  Shareholders will be provided more information closer to or on the date of the transition.

2.                                      Correction of Certain Benchmark Returns in the Statutory Prospectus

The following replaces the Average Annual Returns table for the Aberdeen Select International Equity Fund that starts on page 2 of the Statutory Prospectus:

Average Annual Returns As of December 31, 2013

	1 Year	5 Years	10 Years
Class A shares (inception date: 10/4/93) — Before Taxes	12.37%	5.74%	5.18%
Class A shares — After Taxes on Distributions	11.31%	5.07%	4.32%
Class A shares — After Taxes on Distributions and Sale of Shares	6.99%	4.43%	4.46%
Institutional Class shares (inception date: 11/17/99) — Before Taxes	12.66%	6.00%	5.45%
MSCI All Country World ex-U.S. Index (reflects no deduction for expenses or taxes)	15.78%	13.31%	8.03%

The following replaces the Average Annual Returns table for the Aberdeen Select International Equity Fund II that starts on page 6 of the Statutory Prospectus:

Average Annual Returns As of December 31, 2013

	1 Year	5 Years	Since Inception
Class A shares (inception date: 5/4/05) — Before Taxes	11.41%	6.30%	4.16%
Class A shares — After Taxes on Distributions	11.39%	5.93%	3.85%
Class A shares — After Taxes on Distributions and Sales of Shares	6.46%	5.04%	3.42%
Institutional Class shares (inception date: 5/4/05) — Before Taxes	11.72%	6.57%	4.45%
MSCI All Country World ex-U.S. Index (reflects no deduction for expenses or taxes)	15.78%	13.31%	7.00%

The following replaces the Average Annual Total Returns table for the Aberdeen Global High Income Fund that starts on page 17 of the Statutory Prospectus:

Average Annual Total Returns As of December 31, 2013

	1 Year	5 Years	10 Years
Class A shares (inception date: 12/17/02) — Before Taxes	9.42%	16.90%	8.36%
Class A shares — After Taxes on Distributions	6.01%	13.66%	5.22%
Class A shares — After Taxes on Distributions and Sales of Shares	5.47%	12.29%	5.32%
Institutional Class shares (inception date: 1/30/03) — Before Taxes	9.77%	17.20%	8.63%
BofA Merrill Lynch Global High Yield Constrained Index (hedged) (reflects no deduction for expenses or taxes)	7.10%	19.48%	8.80%
BofA Merrill Lynch Global High Yield Constrained Index (not hedged) (reflects no deduction for expenses or taxes)	7.96%	19.51%	8.88%

Please retain this Supplement for future reference.